OTHER PAYABLES AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Financial liabilities
Payable for capital expenditures		¥ 6,283,484	¥ 5,660,677
Accrued interest		827,016	1,070,620
Payables withheld as guarantees and deposits		1,490,811	1,075,760
Dividends payable by subsidiaries to non-controlling shareholders		223,942	221,496
Consideration payable for investment projects		170,494	305,506
Current portion of payables for mining rights		300,970	337,659
Others		1,987,739	900,771
Financial liabilities included in other payables and accrued liabilities		11,284,456	9,572,489
Sales and other deposits from customers		1,597,539	1,799,345
Taxes other than income taxes payable		818,730	715,089
Accrued payroll and bonus		74,400	218,741
Staff welfare payables		261,056	277,802
Current portion of obligation in relation to early retirement schemes		537,516	321,763
Contribution payable for pension insurance		27,248	109,077
Others		1,786	3,013
Other payables and accrued liabilities, excluded financial liabilities		3,318,275	3,444,830
Total accruals and deferred income classified as current	$ 2,244,399	14,602,731	13,017,319
USD
Financial liabilities
Total accruals and deferred income classified as current		390,000	251,000
EUR
Financial liabilities
Total accruals and deferred income classified as current		¥ 60	¥ 22
HKD
Financial liabilities
Total accruals and deferred income classified as current | $	$ 320